Cover	Mar. 16, 2026
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Mar. 16, 2026
Entity File Number	333-283139
Entity Registrant Name	C1 Fund Inc.
Entity Central Index Key	0002044327
Entity Tax Identification Number	99-4570832
Entity Incorporation, State or Country Code	MD
Entity Address, Address Line One	228 Hamilton Avenue
Entity Address, Address Line Two	Third Floor
Entity Address, City or Town	Palo Alto
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94301
City Area Code	650
Local Phone Number	374-7800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.00001
Trading Symbol	CFND
Security Exchange Name	NYSE
Entity Emerging Growth Company	false